Goodwill (Schedule of Goodwill By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 27, 2016	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, net	$ 888,224	$ 826,476	$ 685,310		$ 685,310
Gross carrying value	1,072,299
Cumulative amortization	(6,134)
Goodwill, Impairment Loss	0	12,462	$ 0
Goodwill, Impaired, Accumulated Impairment Loss	177,941
Las Vegas Locals
Goodwill [Line Items]
Goodwill, net	428,088
Gross carrying value	593,567
Cumulative amortization	0
Goodwill, Impaired, Accumulated Impairment Loss	165,479
Downtown Las Vegas
Goodwill [Line Items]
Goodwill, net	863
Gross carrying value	6,997
Cumulative amortization	(6,134)
Goodwill, Impaired, Accumulated Impairment Loss	0
Midwest and South
Goodwill [Line Items]
Goodwill, Impairment Loss		12,500
Peninsula
Goodwill [Line Items]
Goodwill, net	459,273
Gross carrying value	471,735
Cumulative amortization	0
Goodwill, Impaired, Accumulated Impairment Loss	12,462
Subsidiaries [Member]
Goodwill [Line Items]
Goodwill, net	$ 61,700	$ 153,600		$ 130,324